Offerings	Sep. 15, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.950% Senior Notes Due 2030
Amount Registered | shares	881,925,000
Maximum Aggregate Offering Price	$ 881,695,699.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 134,988.00
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro1.00 = U.S. $1.1759, as announced by the U.S. Federal Reserve Board as of September 5, 2025. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of Medtronic Public Limited Company of 2.950% Senior Notes Due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro1.00 = U.S. $1.1759, as announced by the U.S. Federal Reserve Board as of September 5, 2025. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (3) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of Medtronic Global Holdings S.C.A. of 2.950% Senior Notes Due 2030
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro1.00 = U.S. $1.1759, as announced by the U.S. Federal Reserve Board as of September 5, 2025. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (3) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantees.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes Due 2045
Amount Registered | shares	881,925,000
Maximum Aggregate Offering Price	$ 881,016,617.25
Fee Rate	0.01531%
Amount of Registration Fee	$ 134,884.00
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro1.00 = U.S. $1.1759, as announced by the U.S. Federal Reserve Board as of September 5, 2025. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of Medtronic Public Limited Company of 4.200% Senior Notes Due 2045
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro1.00 = U.S. $1.1759, as announced by the U.S. Federal Reserve Board as of September 5, 2025. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (3) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantees.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantee of Medtronic Global Holdings S.C.A. of 4.200% Senior Notes Due 2045
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The U.S. dollar equivalent of the Amount Registered has been calculated using a euro/U.S. dollar exchange rate of euro1.00 = U.S. $1.1759, as announced by the U.S. Federal Reserve Board as of September 5, 2025. (2) The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. (3) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantees.